UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.4%
Health Care - 14.8%
Biotechnology - 5.6%
Biogen, Inc. (a)	12,678	$4,158,511
Gilead Sciences, Inc.	41,960	2,728,239
Regeneron Pharmaceuticals, Inc. (a)	9,390	4,044,649
Vertex Pharmaceuticals, Inc. (a)	19,310	3,644,762

		14,576,161

Health Care Providers & Services - 7.7%
Anthem, Inc.	13,520	4,065,870
Cigna Corp. (a)	43,678	7,619,190
UnitedHealth Group, Inc.	35,406	8,576,041

		20,261,101

Pharmaceuticals - 1.5%
Eli Lilly & Co.	14,170	1,789,529
Roche Holding AG (Sponsored ADR)	58,920	2,041,578

		3,831,107

		38,668,369

Financials - 13.4%
Banks - 2.1%
JPMorgan Chase & Co.	53,000	5,531,080

Capital Markets - 0.6%
Northern Trust Corp.	17,640	1,644,048

Consumer Finance - 1.6%
Capital One Financial Corp.	50,520	4,222,462

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc.-Class B (a)	39,380	7,927,194

Insurance - 6.0%
Aflac, Inc.	31,010	1,523,831
Allstate Corp. (The)	51,790	4,887,940
Fidelity National Financial, Inc.	96,379	3,381,939
Reinsurance Group of America, Inc.-Class A	39,820	5,753,592

		15,547,302

		34,872,086

Communication Services - 13.1%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	186,450	10,612,734

Entertainment - 2.2%
Electronic Arts, Inc. (a)	16,630	1,592,821
Walt Disney Co. (The)	36,000	4,062,240

		5,655,061

Interactive Media & Services - 4.0%
Alphabet, Inc.-Class C (a)	9,267	10,378,299

Company	Shares	U.S. $ Value
Media - 2.9%
Comcast Corp.-Class A	158,474	$6,128,190
Discovery, Inc.-Class A (a)(b)	52,087	1,505,314

		7,633,504

		34,279,598

Industrials - 12.4%
Aerospace & Defense - 4.3%
Hexcel Corp.	31,324	2,259,713
Raytheon Co.	47,767	8,908,546

		11,168,259

Airlines - 0.9%
Southwest Airlines Co.	42,811	2,399,129

Building Products - 1.2%
Allegion PLC	34,179	3,074,743

Electrical Equipment - 1.3%
Acuity Brands, Inc.	13,500	1,756,620
Rockwell Automation, Inc.	10,000	1,785,600

		3,542,220

Machinery - 2.9%
Altra Industrial Motion Corp.	87,050	2,769,060
Crane Co.	36,365	3,075,388
Parker-Hannifin Corp.	10,030	1,766,885

		7,611,333

Road & Rail - 1.8%
Kansas City Southern	13,510	1,467,726
Knight-Swift Transportation Holdings, Inc.	43,350	1,457,861
Saia, Inc. (a)	25,515	1,688,072

		4,613,659

		32,409,343

Information Technology - 12.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	8,680	2,475,970

Electronic Equipment, Instruments & Components - 0.7%
Keysight Technologies, Inc. (a)	21,000	1,772,610

IT Services - 5.7%
Accenture PLC-Class A	19,310	3,116,248
Akamai Technologies, Inc. (a)	34,820	2,425,561
Cognizant Technology Solutions Corp.-Class A	42,723	3,032,478
Euronet Worldwide, Inc. (a)	15,180	2,038,978
Visa, Inc.-Class A	28,110	4,163,653

		14,776,918

Software - 3.8%
Microsoft Corp.	88,790	9,947,144

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	17,225	2,982,509

		31,955,151

Company	Shares	U.S. $ Value
Consumer Staples - 8.1%
Beverages - 3.5%
Monster Beverage Corp. (a)	142,350	$9,086,201

Food & Staples Retailing - 4.6%
Walgreens Boots Alliance, Inc.	50,940	3,626,418
Walmart, Inc.	84,720	8,386,433

		12,012,851

		21,099,052

Consumer Discretionary - 7.4%
Household Durables - 3.2%
DR Horton, Inc.	162,250	6,309,903
Garmin Ltd.	24,490	2,056,425

		8,366,328

Internet & Direct Marketing Retail - 1.6%
Booking Holdings, Inc. (a)	2,450	4,157,748

Specialty Retail - 2.6%
Home Depot, Inc. (The)	12,090	2,238,343
Murphy USA, Inc. (a)	40,030	3,113,133
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,980	1,556,200

		6,907,676

		19,431,752

Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Regency Centers Corp.	84,057	5,484,719

Real Estate Management & Development - 2.3%
CBRE Group, Inc.-Class A (a)	118,910	5,916,962

		11,401,681

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Noble Energy, Inc.	63,304	1,402,183
Phillips 66	84,030	8,097,131

		9,499,314

Total Common Stocks (cost $209,565,330)		233,616,346

SHORT-TERM INVESTMENTS - 10.4%
Investment Companies - 10.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (c)(d)(e) (cost $27,152,115)	27,152,115	27,152,115

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $236,717,445)		$260,768,461

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (c)(d)(e) (cost $639,814)	639,814	639,814

Total Investments - 100.0% (cost $237,357,259) (f)		261,408,275
Other assets less liabilities - 0.0%		(44,730)

Net Assets - 100.0%		$261,363,545

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,445,722 and gross unrealized depreciation of investments was $(2,394,706), resulting in net unrealized appreciation of $24,051,016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$233,616,346		$	– 0	–	$	– 0	–	$233,616,346
Short-Term Investments	27,152,115			– 0	–		– 0	–	27,152,115
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	639,814			– 0	–		– 0	–	639,814

Total Investments in Securities	261,408,275			– 0	–		– 0	–	261,408,275
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$261,408,275		$	– 0	–	$	– 0	–	$261,408,275

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$32,947		$33,486	$39,281	$27,152	$	– 0	–
Government Money Market Portfolio*	– 0	–	4,500	3,860	640		1

Total	$32,947		$37,986	$43,141	$27,792		$1

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2019